Equity Incentive Plan RSAs Outstanding (Details) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number, period start		0	0
Outstanding, Weighted Average Grant Date Fair Value, period start		$ 0	$ 0
Grants in Period	100,000	400,841	194,000
Grants in Period, Weighted Average Grant Date Fair Value		$ 1.92	$ 1.20
Vested and Released		(400,841)	(194,000)
Vested in Period, Weighted Average Grant Date Fair Value		$ 1.92	$ 1.20
Outstanding, Number, period end		0	0
Outstanding, Weighted Average Grant Date Fair Value, period end		$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Share-based Liabilities Paid		$ 0.8	$ 0.2